Revenues	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues
Revenues
Adoption of ASC Topic 606, “Revenue from Contracts with Customers”
On January 1, 2018, we adopted Topic 606 using the modified retrospective transition method applied to contracts that were not completed as of that date. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with historic revenue recognition guidance.
The adoption of Topic 606 did not have a material impact on our consolidated financial position, results of operations, equity or cash flows as of the adoption date or for the year ended December 31, 2018. Furthermore, we expect the impact of the adoption of the new standard to be immaterial to our revenue and gross profit on an ongoing basis.
The following table summarizes the impacts of adopting Topic 606 on our consolidated financial statements as of January 1, 2018:

	As Reported	Adjustments due to	As Adjusted
(in thousands, unaudited)	Dec. 31, 2017	ASC 606	Jan. 1, 2018
Accounts receivable—trade, net	$202,914	$(3,235)	$199,679
Accrued revenue	—	3,235	3,235

As of December 31, 2018, there were no contracts in progress that were impacted by the change in timing of revenue recognition required by the adoption of ASC 606. As such, there was no impact to the consolidated statements of comprehensive loss for the year ended December 31, 2018. The following table shows the change in the presentation of our consolidated balance sheets as of December 31, 2018:

	December 31, 2018
(in thousands, unaudited)	As Reported	Amount Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Accounts receivable—trade, net	$206,055	$206,917	$(862)
Accrued revenue	862	—	862

Disaggregated Revenue
Refer to Note 16 Business Segments for disaggregated revenue by product line and geography.
Contract Balances
The following table reflects the changes in our contract assets and contract liabilities balances for the year ended December 31, 2018:

	December 31, 2018	January 1, 2018	Increase / (Decrease)
			$	%
Accrued revenue	$862	$3,235
Costs and estimated profits in excess of billings	9,159	9,584
Contract assets	$10,021	$12,819	$(2,798)	(22)%

Deferred revenue	$8,335	$8,819
Billings in excess of costs and profits recognized	3,210	1,881
Contract liabilities	$11,545	$10,700	$845	8%

During the year ended December 31, 2018, our contract assets decreased by $2.8 million primarily due to the timing of billings in our Production Equipment product line and our contract liabilities increased by $0.8 million primarily due to a down payment received for a customer order in our subsea product line.
During the year ended December 31, 2018, we recognized revenue of $7.7 million that was included in the contract liability balance at the beginning of the period.
During the year ended December 31, 2018, our Subsea Technologies product line received an order to supply a submarine rescue vehicle and related equipment which we expect to deliver in 2020. We use the cost-to-cost method to measure progress on this contract to recognize revenue over time. Other than this contract, all of our other contracts are less than one year in duration. As such, we have elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.